Contract balances (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Contract balances and Other liabilities Explanatory [Abstract]
Disclosure of detailed information about receivables contract assets and contract liabilities from the contracts with the customers [text block]
The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 2024		March 2023
Trade Receivables		10,155,223		11,345,542
Contract Assets – Unbilled Revenue		26,536		52,581
Contract liabilities – Deferred Income
Current contract liabilities	2,083,932		1,972,483
Non-current contract liabilities	3,053,428		2,323,958
Total Contract liabilities – Deferred Income		5,137,360		4,296,441

Disclosure of detailed information about movement in contract assets [text block]
The following table provides the movement in contract assets (unbilled revenue) for the year ended March 31, 2024 and March 31, 2023:

Particulars	March 31, 2024	March 31, 2023
Balance as of April 1, 2023	52,581	51,283
Add: Revenue recognized during the year	27,223	51,111
Less: Invoiced during the year	(53,315)	(51,312)
Add: Translation gain or (loss)	47	1,499
Balance as of March 31, 2024	26,536	52,581

Disclosure of detailed information about movement in contract liabilities [text block]
The /following table provides the movement in contract liabilities (Deferred Income) for the year ended March 31, 2024 and March 31, 2023:

Particulars	March 31, 2024	March 31, 2023
Balance as of April 1, 2023	4,296,441	3,590,019
Less: Revenue recognized during the period	(2,575,119)	(1,702,548)
Add: Invoiced during the period but revenue not recognized	3,412,300	2,420,931
Add: Translation gain or (loss)	3,738	(11,961)
Balance as of March 31, 2024	5,137,360	4,296,441